Financial Instruments and Risk Management (Details 2) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	SFr 2,282,422	SFr 5,237,942
Financial assets	1,464,760	5,473,247
Derivative financial instrument [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	4,353	675,328
Derivative financial instrument [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial assets	SFr 219,615	SFr 226,865